Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Components of Income Before Income Taxes and Current and Deferred Income Tax Expense (Benefit)

Domestic and foreign components of income before income taxes and the current and deferred income tax expense (benefit) attributable to such income are summarized as follows:

	Year ended December 31, 2015
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥228,871	¥118,567	¥347,438

Income taxes:
Current	¥80,020	¥31,413	¥111,433
Deferred	3,414	1,258	4,672

	¥83,434	¥32,671	¥116,105

	Year ended December 31, 2014
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥277,041	¥106,198	¥383,239

Income taxes:
Current	¥83,221	¥25,850	¥109,071
Deferred	6,796	2,133	8,929

	¥90,017	¥27,983	¥118,000

	Year ended December 31, 2013
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥251,351	¥96,253	¥347,604

Income taxes:
Current	¥75,134	¥16,163	¥91,297
Deferred	4,005	12,786	16,791

	¥79,139	¥28,949	¥108,088

Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2015	2014	2013
Japanese statutory income tax rate	35.0%	38.0%	38.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.8	0.7	0.9
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(2.9)	(3.7)	(3.3)
Tax credit for research and development expenses	(4.8)	(5.0)	(5.4)
Change in valuation allowance	(0.4)	(0.5)	0.2
Effect of enacted changes in tax laws and rates on Japanese tax	1.9	0.8	—
Other	3.8	0.5	0.7

Effective income tax rate	33.4%	30.8%	31.1%

Net Deferred Income Tax Assets and Liabilities

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2015	2014
	(Millions of yen)
Prepaid expenses and other current assets	¥55,108	¥61,943
Other assets	113,687	117,636
Other current liabilities	(2,682)	(3,456)
Other noncurrent liabilities	(96,243)	(80,459)

	¥69,870	¥95,664

Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2015 and 2014 are presented below:
	December 31
	2015	2014
	(Millions of yen)
Deferred tax assets:
Inventories	¥15,298	¥16,085
Accrued business tax	3,293	3,951
Accrued pension and severance cost	77,420	79,392
Research and development – costs capitalized for tax purposes	6,906	8,616
Property, plant and equipment	24,281	29,558
Accrued expenses	39,881	43,706
Net operating losses carried forward	33,526	38,351
Other	33,808	34,673

	234,413	254,332
Less valuation allowance	(32,931)	(37,498)

Total deferred tax assets	201,482	216,834

Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(10,400)	(10,368)
Net unrealized gains on securities	(7,354)	(6,801)
Tax deductible reserve	(4,974)	(5,696)
Financing lease revenue	(54,280)	(58,958)
Prepaid pension and severance cost	(1,104)	(1,671)
Intangible assets	(21,106)	(7,283)
Other	(32,394)	(30,393)

Total deferred tax liabilities	(131,612)	(121,170)

Net deferred tax assets	¥69,870	¥95,664

Periods Available to Reduce Future Taxable Income

Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to an indefinite period as follows:

(Millions of yen)
Within one year	¥6,138
After one year through five years	36,317
After five years through ten years	58,462
After ten years through twenty years	62,270
Indefinite period	37,807

Total	¥200,994

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2015	2014	2013
	(Millions of yen)
Balance at beginning of year	¥6,431	¥6,201	¥7,711
Additions for tax positions of the current year	2,174	1,649	312
Additions for tax positions of prior years	165	216	388
Reductions for tax positions of prior years	(1,180)	(114)	(3,141)
Settlements with tax authorities	(505)	(1,808)	(347)
Other	(1,029)	287	1,278

Balance at end of year	¥6,056	¥6,431	¥6,201